Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net

Depreciable lives by major classification generally are as follows:

Useful lives
Computers and other hardware	5-8 years
Vehicles and other fixed assets (excluding computers)	2-10 years
Office, furniture, and equipment	2-10 years
Leasehold improvements - shorter of lease term of estimated useful life	2-10 years

Schedule of Intangible Assets, Net Useful Lives
Useful Lives
Internally developed software	3 years

Schedule of Restatement Items on the Financial Statements

The corrections in the Consolidated Interim Statements of Operations and Comprehensive Loss were as follows for the periods presented below (tables only present those line items which have been impacted):

	Nine months Ended September 30, 2024
	Previously reported	Correction	As corrected
Cost of revenue	-3,029	10	-3,019
Gross profit	3,612	10	3,622
Operating expenses:
Selling and marketing	1,576	-26	1,550
General and administrative	8,287	-117	8,170
Research and development	596	-41	555
Total operating expenses	10,459	-184	10,275
Loss from operations	-6,847	194	-6,653
Loss before income taxes	-12,055	194	-11,861
Net loss	-12,128	194	-11,934
Total comprehensive loss	-12,078	194	-11,884
Net loss per share - basic and diluted	-1.16	0.02	-1.14

The corrections to the condensed Statements of Stockholders’ Deficit were as follows for the periods presented below (tables only present those line items which have been impacted):

	Total Stockholders’ Deficit		Total Stockholders’ Deficit
	(As previously reported)	Correction	(As corrected)
Balance at December 31, 2023	$(8,467)	-	(8,467)
Stock-based compensation	1,170	(194)	976
Net loss	(12,128)	194	(11,934)
Common stock repurchase	(2,903)	-	(2,903)
Exercise of stock options	12	-	12
Gain on extinguishment recorded as a capital transaction	343	-	343
Issuance of shares upon repayment of 2023 Promissory Notes	888	-	888
Premium from extinguishment of payable	70	-	70
Foreign currency translation	49	-	49
Balance at September 30, 2024 (unaudited)	$(20,965)		(20,965)

The corrections to the Statements of cash flow statement were as follows for the periods presented below (tables only present those line items which have been impacted):

	Nine months ended September 30,		Nine months ended September 30,
	2024		2024
	(As previously reported)	Correction	(As corrected)

Cash flows from operating activities
Net loss	(12,128)	194	(11,934)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1170	(194)	976
Net cash used in operating activities	(2,510)		(2,510)
Net cash used in investing activities	(155)		(155)
Net cash provided by financing activities	2,565		2,565

Schedule of Long-lived Assets, Based on Geographic Region

The Company holds long-lived assets in two countries worldwide. The table below presents the breakdown of the Company’s long-lived assets, based on geographic region (in thousands).

	Long lived assets as of
	September 30,	December 31,
	2025	2024
Nepal	$219	$286
United States	246	249
Total long-lived assets	$465	$535

The Company holds Long-lived assets in several countries worldwide, with the majority of those assets being held in Nepal. The table below presents the breakdown of the Company’s Long-lived assets, based on geographic region (in thousands).

	Long lived assets As of December 31,
	2024	2023
Nepal	$286	$343
United States	249	186
Total Long-lived assets	$535	$529

SCHEDULE OF NET INCOME LOSS ORDINARY SHARE

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands except for share and per share amounts):

	Nine Months Ended September 30,
	2025	2024
Numerator:
Net loss	$(5,213)	$(11,934)
Denominator:
Weighted-average common shares outstanding - basic and diluted	11,255,399	10,424,137
Net loss per share attributable to Fusemachines Inc. common stockholders - basic and diluted	$(0.46)	$(1.14)

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands except for share and per share amounts):

	Year Ended December 31,
	2024	2023
Numerator:
Net loss	(15,383)	(6,762)
Denominator:
Weighted-average common shares outstanding - basic and diluted	10,574,934	9,220,534
Net loss per share attributable to Fusemachines Inc. common stockholders - basic and diluted	(1.45)	(0.73)

CSLM Acquisition Corp [Member]
SCHEDULE OF NET INCOME LOSS ORDINARY SHARE

The following tables reflect the calculation of basic and diluted net income (loss) per ordinary shares for the three and nine months ended September 30, 2025 (in dollars, except per share amounts):

For the Three Months Ended September 30, 2025
Net loss	$(19,839,905)
Remeasurement of temporary equity to redemption value	(209,827)
Net loss including remeasurement of temporary equity to redemption value	$(20,049,732)

	For the Three Months Ended September 30, 2025
	Class A Redeemable	Class A Non-redeemable	Class B Non-redeemable
Total number of shares	901,955	4,743,749	1
Basic and diluted net income (loss) per share
Numerator:
Allocation of net loss including remeasurement of temporary equity to redemption value based on ownership percentage	$(3,443,187)	$(16,606,542)	$(3)
Deemed dividend for remeasurement of temporary equity to redemption value	209,827	-	-
Total net loss allocated by class	$(3,233,360)	$(16,606,542)	$(3)
Denominator:
Weighted-average shares outstanding	983,565	4,743,749	1
Basic and diluted net loss per share	$(3.29)	$(3.50)	$(3.50)

For the Nine Months Ended September 30, 2025
Net loss	$(22,105,674)
Remeasurement of temporary equity to redemption value	(728,929)
Net loss including remeasurement of temporary equity to redemption value	$(22,834,603)

	For the Nine Months Ended September 30, 2025
	Class A Redeemable	Class A Non-redeemable	Class B Non-redeemable
Total number of shares	901,955	4,743,749	1
Basic and diluted net income (loss) per share
Numerator:
Allocation of net loss including remeasurement of temporary equity to redemption value based on ownership percentage	$(4,736,668)	$(18,097,932)	$(3)
Deemed dividend for remeasurement of temporary equity to redemption value	728,929	-	-
Total net loss allocated by class	$(4,007,739)	$(18,097,932)	$(3)
Denominator:
Weighted-average shares outstanding	1,241,554	4,743,749	1
Basic and diluted net loss per share	$(3.23)	$(3.82)	$(3.82)

The following tables reflect the calculation of basic and diluted net income (loss) per ordinary shares for the three and nine months ended September 30, 2024 (in dollars, except per share amounts):

For the Three Months Ended September 30, 2024
Net loss	$(132,909)
Remeasurement of temporary equity to redemption value	(610,118)
Net loss including remeasurement of temporary equity to redemption value	$(743,027)

	For the Three Months Ended September 30, 2024
	Class A Redeemable	Class A Non-redeemable	Class B Non-redeemable
Total number of shares	1,372,687	4,743,749	1
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income including remeasurement of temporary equity to redemption value based on ownership percentage	$(278,639)	$(464,388)	$0
Deemed dividend for remeasurement of temporary equity to redemption value	610,118	-	-
Total net income (loss) allocated by class	$331,479	$(464,388)	$0
Denominator:
Weighted-average shares outstanding	3,220,241	4,743,749	1
Basic and diluted net income (loss) per share	$0.10	$(0.10)	$(0.10)

For the Nine Months Ended September 30, 2024
Net income	$437,633
Remeasurement of temporary equity to redemption value	(2,399,140)
Net loss including remeasurement of temporary equity to redemption value	$(1,961,507)

	For the Nine Months Ended September 30, 2024
	Class A Redeemable	Class A Non-redeemable	Class B Non-redeemable
Total number of shares	1,372,687	4,743,749	1
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income including remeasurement of temporary equity to redemption value based on ownership percentage	$(889,701)	$(1,071,806)	$0
Deemed dividend for remeasurement of temporary equity to redemption value	2,399,140	-	-
Total net income (loss) allocated by class	$1,509,439	$(1,071,806)	$0
Denominator:
Weighted-average shares outstanding	4,251,096	4,743,749	1
Basic and diluted net income (loss) per share	$0.36	$(0.23)	$(0.23)

The following tables reflect the calculation of basic and diluted net income (loss) per ordinary shares for the year ended December 31, 2024 (in dollars, except per share amounts):

For the Year Ended
December 31, 2024
Net income	$172,315
Less: Remeasurement of Class A redeemable shares to redemption value	(2,672,507)

Net loss including remeasurement of temporary equity to redemption value	$(2,500,192)

	For the Year Ended
	December 31, 2024
	Class A Redeemable	Class A Non-Redeemable	Class B Non-Redeemable
Total number of shares	1,372,687	4,743,749	1
Basic and diluted net income (loss) per share
Numerator:
Allocation of net loss including remeasurement of temporary equity to redemption value based on ownership percentage	$(1,010,596)	$(1,489,596)	$(0)
Deemed dividend for remeasurement of temporary equity to redemption value	2,672,507	—	—

Total net income (loss) allocated by class	$1,661,911	$(1,489,596)	$(0)

Denominator:
Weighted average shares outstanding	3,527,561	4,743,749	1
Basic and diluted net income (loss) per share	$0.47	$(0.31)	(0.31)

The following tables reflect the calculation of basic and diluted net income (loss) per ordinary shares for the year ended December 31, 2023 (in dollars, except per share amounts):

For the Year Ended
December 31, 2023
Net income	$4,626,782
Less: Remeasurement of Class A redeemable shares to redemption value	(6,695,220)

Net loss including remeasurement of temporary equity to redemption value	$(2,068,438)

	For the Year Ended
	December 31, 2023
	Class A Redeemable	Class A Non-Redeemable	Class B Non-Redeemable
Total number of shares	4,772,187	4,743,749	1
Basic and diluted net income (loss) per share
Numerator:
Allocation of net loss including remeasurement of temporary equity to redemption value based on ownership percentage	$(1,293,986)	$(617,240)	$(157,212)
Deemed dividend for remeasurement of temporary equity to redemption value	6,695,220	—	—

Total net income (loss) allocated by class	$5,401,234	$(617,240)	$(157,212)

Denominator:
Weighted average shares outstanding	12,826,933	2,222,414	2,521,336
Basic and diluted net income (loss) per share	$0.42	$(0.28)	(0.06)